Common Stock and Stock Option Plans - Summary of Fair Value of Stock Options and Performance Shares and Units Granted Recognized As Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Fair Value of Stock Options and Performance Shares and Units Granted Recognized as Expense Over Life of Plan [line items]
IFRS 2 total expense	$ 0.8	$ 2.5	$ 3.1
Executive Managers [Member]
Disclosure of Fair Value of Stock Options and Performance Shares and Units Granted Recognized as Expense Over Life of Plan [line items]
IFRS 2 total expense	0.1	0.3	0.3
Stock options plan [member] | 2012 [member]
Disclosure of Fair Value of Stock Options and Performance Shares and Units Granted Recognized as Expense Over Life of Plan [line items]
IFRS 2 total expense		0.2	0.2
Stock options plan [member] | 2013 [member]
Disclosure of Fair Value of Stock Options and Performance Shares and Units Granted Recognized as Expense Over Life of Plan [line items]
IFRS 2 total expense	0.1	0.3	1.1
Stock options plan [member] | 2014 [member]
Disclosure of Fair Value of Stock Options and Performance Shares and Units Granted Recognized as Expense Over Life of Plan [line items]
IFRS 2 total expense	0.3	1.1	1.6
Stock options plan [member] | 2015 [member]
Disclosure of Fair Value of Stock Options and Performance Shares and Units Granted Recognized as Expense Over Life of Plan [line items]
IFRS 2 total expense	0.4	0.9	0.5
Stock options plan [member] | 2016 [member]
Disclosure of Fair Value of Stock Options and Performance Shares and Units Granted Recognized as Expense Over Life of Plan [line items]
IFRS 2 total expense	0.4	0.3
Stock options plan [member] | Executive Managers [Member] | 2012 [member]
Disclosure of Fair Value of Stock Options and Performance Shares and Units Granted Recognized as Expense Over Life of Plan [line items]
IFRS 2 total expense		0.1	(0.2)
Stock options plan [member] | Executive Managers [Member] | 2013 [member]
Disclosure of Fair Value of Stock Options and Performance Shares and Units Granted Recognized as Expense Over Life of Plan [line items]
IFRS 2 total expense			0.1
Stock options plan [member] | Executive Managers [Member] | 2014 [member]
Disclosure of Fair Value of Stock Options and Performance Shares and Units Granted Recognized as Expense Over Life of Plan [line items]
IFRS 2 total expense		0.1	0.4
Stock options plan [member] | Executive Managers [Member] | 2015 [member]
Disclosure of Fair Value of Stock Options and Performance Shares and Units Granted Recognized as Expense Over Life of Plan [line items]
IFRS 2 total expense	0.1	0.2	0.1
Stock options plan [member] | Executive Managers [Member] | 2016 [member]
Disclosure of Fair Value of Stock Options and Performance Shares and Units Granted Recognized as Expense Over Life of Plan [line items]
IFRS 2 total expense	0.1
Performance Units Allocation Plan [Member] | 2013 [member]
Disclosure of Fair Value of Stock Options and Performance Shares and Units Granted Recognized as Expense Over Life of Plan [line items]
IFRS 2 total expense			(0.8)
Performance Units Allocation Plan [Member] | 2014 [member]
Disclosure of Fair Value of Stock Options and Performance Shares and Units Granted Recognized as Expense Over Life of Plan [line items]
IFRS 2 total expense		(0.6)	0.1
Performance Units Allocation Plan [Member] | 2015 [member]
Disclosure of Fair Value of Stock Options and Performance Shares and Units Granted Recognized as Expense Over Life of Plan [line items]
IFRS 2 total expense	(0.5)	0.1	0.4
Performance Units Allocation Plan [Member] | 2016 [member]
Disclosure of Fair Value of Stock Options and Performance Shares and Units Granted Recognized as Expense Over Life of Plan [line items]
IFRS 2 total expense	0.1	0.2
Performance Units Allocation Plan [Member] | Executive Managers [Member] | 2013 [member]
Disclosure of Fair Value of Stock Options and Performance Shares and Units Granted Recognized as Expense Over Life of Plan [line items]
IFRS 2 total expense			$ (0.1)
Performance Units Allocation Plan [Member] | Executive Managers [Member] | 2014 [member]
Disclosure of Fair Value of Stock Options and Performance Shares and Units Granted Recognized as Expense Over Life of Plan [line items]
IFRS 2 total expense		$ (0.1)
Performance Units Allocation Plan [Member] | Executive Managers [Member] | 2015 [member]
Disclosure of Fair Value of Stock Options and Performance Shares and Units Granted Recognized as Expense Over Life of Plan [line items]
IFRS 2 total expense	$ (0.1)